Lease Arrangements	12 Months Ended
Dec. 31, 2018
Lease Arrangements [Abstract]
Lease Arrangements

13.Lease Arrangements

We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from monthly to nine years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2018 or 2017.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2018 (in thousands):

2019	$26,791
2020	24,152
2021	19,669
2022	13,851
2023	8,179
Thereafter	10,974
Total minimum rental payments	$103,616

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2018	2017	2016

Total rental expense	$41,685	$41,210	$40,034